CONFIDENTIAL TREATMENT

5/11/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
NOV 18 2005
OFFICE OF THE SECRETARY

05077017

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **September 30, 2005**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Davidson Kempner Capital Management LLC**
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Timothy I. Levart**
Title: **Secretary**
Phone: **212-446-4020**

Signature, Place, and Date of Signing:

[signature]	**NY , NY**	**11/11/05**
[Signature]	[City, State]	[Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____0____

Form 13 F Information Table Entry Total: ____11____

Form 13 F Information Table Value Total: ____$722,215
(thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number	Name
28________	________
[Repeat as necessary.]	

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ______________________________

[Repeat as necessary]

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 9/30/2005
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
AMEGY BANCORP	CS	02343R102	21,294.02	940,964.00	SH		SOLE		940,964.00		
HUDSON UNITED BANCORP	CS	444165104	26,195.08	618,100.00	SH		SOLE		618,100.00		
IVAX CORP	CS	465823102	64,813.10	2,459,700.00	SH		SOLE		2,459,700.00		
MBNA CORP	CS	55262L100	162,148.45	6,580,700.00	SH		SOLE		6,580,700.00		
MCI INC	CS	552691107	123,042.72	4,848,019.00	SH		SOLE		4,848,019.00		
MAYTAG CORP	CS	578592107	3,653.01	199,400.00	SH		SOLE		199,400.00		
PUBLIC SVC ENTERPRISE	CS	744573106	54,172.75	842,500.00	SH		SOLE		842,500.00		
PACIFIC HEALTH SYSTEMS W/UNH	CS	695112102	16,793.69	210,500.00	SH		SOLE		210,500.00		
RENAL CARE GROUP INC	CS	759930100	100,266.90	2,122,500.00	SH		SOLE		2,122,500.00		
AT&T CORP	CS	001957505	106,853.68	5,391,205.00	SH		SOLE		5,391,205.00		
WESTCORP	CS	957907108	42,981.84	729,000.00	SH		SOLE		729,000.00		
			722,215.23								